Accrued Expenses (Schedule Of Accrued Expenses) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses [Abstract]
Employee benefits	$ 47.6	$ 60.5
Pension and other postretirement employee benefits	15.7	17.0
Salaries and wages	27.8	27.3
Taxes other than income taxes	10.3	10.5
Environmental	10.0	5.5
Interest, excluding interest on uncertain tax positions	18.1	18.7
Restructuring costs	8.4	13.9
Customer rebates	17.8	15.6
All other	58.5	54.2
Total	$ 214.2	$ 223.2